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    As filed with the Securities and Exchange Commission on October 30, 2002
                                               Securities Act File No. 333-97587
================================================================================

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                             --------------------

                                  FORM N-14
                            REGISTRATION STATEMENT
                                    UNDER
                          THE SECURITIES ACT OF 1933

                            ----------------------

[ ] Pre-Effective Amendment No. __          [X] Post-Effective Amendment No. 1

                         SCUDDER RREEF SECURITIES TRUST

             (Exact Name of Registrant as Specified in its Charter)

                            ------------------------

        Registrant's Telephone Number, including Area Code (312) 266-9300

                            ------------------------

                           875 North Michigan Avenue,
                                   41st Floor,
                             Chicago, Illinois 60611
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                            ------------------------

                                Arthur Don, Esq.
                              D'Ancona & Pflaum LLC
                        111 East Wacker Drive, Suite 2800
                                Chicago IL 60601
                     (Name and Address of Agent for Service)

                           ------------------------
                                  Copies to:
                            Richard W. Grant, Esq.
                         Morgan, Lewis & Bockius LLP
             1701 Market Street, Philadelphia, Pennsylvania 19103

                          -------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered:  Units of Beneficial Interest.

No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

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This Post-Effective Amendment consists of the following:

(1) Facing Sheet of the Registration Statement; and
(2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from Registrant's Pre-Effective Amendment No. 1 to this Registration Statement (Accession Number 0000950116-02-002065) filed on September 6, 2002.

This Post-Effective Amendment is being filed solely to file as exhibits the opinion of counsel supporting tax matters and consequences to shareholders and the Agreement and Plan of Reorganization.

                                   Part C.
                              Other Information


Item 15. Indemnification

Reference is made to Article VIII of the Declaration of Trust of the Registrant, filed as Exhibit (a) to Registrant's Initial Registration Statement which provides the following:

No Trustee or officer of the Trust, when acting in such capacity, shall be personally liable to any person other than the Trust of a beneficial owner for any act, omission or obligation of the Trust of any Trustee. No Trustee or officer shall be liable for any act or omission in his or her capacity as Trustee or officer or for any act or omission of any officer or employee of the Trust or of any other person or party, provided that nothing contained herein or in the Delaware Business Trust Act shall protect any Trustee or officer against any liability to the Trust or to Shareholders to which such Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or an officer.

The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which said Trustee may be involved or with which said Trustee may be threatened, while as a Trustee or thereafter, by reason of being of having been such a Trustee except with respect to any matter as to which said Trustee shall have been adjudicated to have acted in bad faith or with willful misfeasance, gross negligence or reckless disregard of the duties of office; provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other rights to which such person may be lawfully entitled; provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under Section
8.2 of the Declaration of Trust; provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that such person is not entitled to such indemnification.


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Item 16. Exhibits

         (1) Declaration of Trust dated September 15, 1999 (Incorporated by reference to the Trust's Registration Statement on Form N-1A as filed on September 21, 1999).

         (2)(a) By-Laws dated September 15, 1999 (Incorporated by reference to the Trust's Registration Statement on Form N-1A as filed on September 21, 1999).

            (b) Board Resolutions Relating to the Organization of Scudder RREEF Real Estate Securities Fund -- Class A, Class B, Class C, and Institutional Class Shares (as adopted by the Board of Trustees, including a majority of the Independent Trustees appearing in person, at a meeting held on June 17, 2002 (Incorporated by reference to the Trust's Registration Statement on Form N-1A as filed on September 3, 2002).

         (3)      Not Applicable.

         (4)      Agreement and Plan of Reorganization is filed herewith.

         (5)      Not Applicable.

         (6)(a)   Form of Investment Management Agreement with RREEF
                  America, L.L.C. (Incorporated by reference to the Trust's Registration Statement on Form N-1A as filed on September 21,
                  1999).

            (b) Investment Management Agreement with Deutsche Asset Management, Inc. (Incorporated by reference to the Trust's Registration Statement on Form N-14 as filed on September 6,
                  2002).

         (7)(a) Form of Distribution Agreement with UMB Distribution Services, LLC (f/k/a Sunstone Distribution Services, LLC) (Incorporated by reference to the Trust's Registration Statement on Form N-1A as filed on September 21, 1999).

            (b) Form of Distribution Agreement with UMB Distribution Services, LLC (f/k/a Sunstone Distribution Services, LLC) efffective on April 17, 2001 (Incorporated by reference to the Trust's Registration Statement on Form N-1A as filed March 28, 2002).

            (c) Underwriting and Distribution Services Agreement with Scudder Distributors, Inc. (Incorporated by reference to the Trust's Registration Statement on Form N-14 as filed on September 6,
                  2002).

            (d) Shareholder Services Agreement relating to Class A, Class B and Class C Shares (Incorporated by reference to the Trust's Registration Statement on Form N-14 as filed on September 6,
                  2002).

            (e) Expense Limitation Agreement with Deutshe Asset Management, Inc. (Incorporated by reference to the Trust's
                  Registration Statement on Form N-14 as filed on September 6,
                  2002).

         (8)      Not Applicable.

         (9)(a)   Form of Custodian Agreement with UMB Bank, n.a.
                  (Incorporated by reference to the Trust's Registration Statement on Form N-1A on September 21, 1999).

            (b) Custodian Agreement with Deutsche Bank Trust Company Americas (Incorporated by reference to the Trust's
                  Registration Statement on Form N-14 as filed on September 6,
                  2002).

        (10)(a) Form of Rule 12b-1 Distribution Plan (Incorporated by reference to the Trust's Registration Statement on Form N-1A as filed on September 21, 1999).

            (b) Rule 12b-1 Distribution Plan relating to the Class A Shares (Incorporated by reference to the Trust's Registration Statement on Form N-14 as filed on September 6, 2002).

            (c) Rule 12b-1 Distribution Plan relating to the Class B Shares (Incorporated by reference to the Trust's Registration Statement on Form N-14 as filed on September 6, 2002).

            (d) Rule 12b-1 Distribution Plan relating to the Class C Shares (Incorporated by reference to the Trust's Registration Statement on Form N-14 as filed on September 6, 2002).

            (e) Plan pursuant to Rule 18f-3 (Incorporated by reference to Post- Effective Amendment No. 1 to the Trust's Registration Statement as filed on February 7, 2000).

            (f) Plan pursuant to Rule 18f-3 (Incorporated by reference to the Trust's Registration Statement on Form N-14 as filed on September 6, 2002).

        (11) Opinion and Consent D'Ancona & PFlaum LLC that shares will be validly issued, fully paid and non-assessable (Incorporated by reference to the Trust's Registration Statement on Form N-14 as filed on September 6, 2002).

        (12) Opinion and Consent of Morgan, Lewis & Bockius LLP supporting tax matters and consequences is filed herewith.

        (13)(a)   Form of Administration and Fund Accounting Agreement with
                  UMB Fund Services, Inc. (f/k/a Sunstone Financial Group, Inc.) (Incorporated by reference to the Trust's Registration Statement on Form N-1A as filed on September 21, 1999).

            (b) Form of Transfer Agency Agreement with UMB Fund Services, Inc. (f/k/a Sunstone Financial Group, Inc.) (Incorporated by reference to the Trust's Registration Statement on Form N-1A as filed on September 21, 1999).

            (c) Master Services Agreement with Investment Company Capital Corp. (Incorporated by reference to the Trust's
                  Registration Statement on Form N-14 as filed on September 6,
                  2002).

        (14)(a) Consent of PricewaterhouseCoopers LLP (Incorporated by reference to the Trust's Registration Statement on Form N-14 as filed on September 6, 2002).

            (b) Consent of Deloitte & Touche LLP (Incorporated by reference to the Trust's Registration Statement on Form N-14 as filed on September 6, 2002).

        (15)      Not Applicable.

        (16) Powers of Attorney (Incorporated by reference to the Trust's Registration Statement on Form N-14 as filed on September 6,
                  2002).

        (17)(a) Proxy Card (Incorporated by reference to the Trust's Registration Statement on Form N-14 as filed on September 6,
                  2002).

            (b) Prospectus for Real Estate Securities Fund, Inc. dated May 1, 2002 is incorporated by reference to the Real Estate Securities Fund, Inc.'s Registration Statement as filed on April 30, 2002 (SEC Accession Number 0000893220-02-000552).

            (c) Statement of Additional Information for Real Estate Securities Fund, Inc. dated May 1, 2002 is incorporated by reference to the Real Estate Securities Fund, Inc.'s Registration Statement as filed on April 30, 2002 (SEC Accession Number 0000893220-02-000552).

            (d) Prospectus for Scudder RREEF Securities Trust's Scudder RREEF Real Estate Securities Fund dated September 3, 2002 is incorporated by reference to the Registrant's Registration Statement as filed on September 3, 2002 (SEC Accession Number 0000948221-02-000485).

            (e) Statement of Additional Information for Scudder RREEF Securities Trust's Scudder RREEF Real Estate Securities Fund dated September 3, 2002 is incorporated by reference to the Registrant's Registration Statement as filed on September 3, 2002 (SEC Accession Number 0000948221-02-000485).

            (f) Audited Financial Statements dated December 31, 2001 for the Real Estate Securities Fund, Inc. are incorporated by reference to the Real Estate Securities Fund, Inc.'s Form N-30D filed on February 26, 2002 (SEC Accession Number 0000935069-02-000118).

            (g) Semi-Annual Unaudited Financial Statements dated June 30, 2002 for the Real Estate Securities Fund, Inc. are incorporated by reference to the Real Estate Securities Fund, Inc.'s Form N-30D filed on August 29, 2002 (SEC Accession Number 0000935069-02-000963).

            (h) Audited Financial Statements dated November 30, 2001 for the Scudder RREEF Securities Trust's Scudder RREEF Real Estate Securities Fund are incorporated by reference to the Trust's Form N-30D filed on January 29, 2002 (SEC Accession Number 0000948221-02-000025).

            (i) Semi-Annual Unaudited Financial Statements dated May 31, 2002 for the Scudder RREEF Securities Trust's Scudder RREEF Real Estate Securities Fund are incorporated by reference to the Trust's Form N-30D filed on July 16, 2002 (SEC Accession Number 0000948221-02-000403).

Item 17. Undertakings


         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant in the City of Chicago and State of Illinois, on the 30th day of October 2002.

                        Scudder RREEF Securities Trust
                        Registrant

                        By: /s/ William Glavin
                            -------------------------
                            William Glavin
                            President and Chief Executive Officer

         As required by the Securities Act of 1933, this Amendment has been signed by the following persons in the capacities and on the dates indicated.



Signature                             Title                                          Date

/s/ William Glavin                    President and Chief Executive Officer          October 30, 2002
------------------------
William Glavin

/s/ Gary French                       Treasurer                                      October 30, 2002
------------------------
Gary French

/s/ Richard R. Burt*                  Trustee                                        October 30, 2002
------------------------
Richard R. Burt

/s/ S. Leland Dill*                   Trustee                                        October 30, 2002
------------------------
S. Leland Dill

/s/ Martin J. Gruber*                 Trustee                                        October 30, 2002
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Martin J. Gruber

/s/ Richard T. Hale*                  Trustee                                        October 30, 2002
------------------------
Richard T. Hale

/s/ Joseph R. Hardiman*               Trustee                                        October 30, 2002
------------------------
Joseph R. Hardiman

/s/ Richard J. Herring*               Trustee                                        October 30, 2002
------------------------
Richard J. Herring

/s/ Graham E. Jones*                  Trustee                                        October 30, 2002
------------------------
Graham E. Jones

/s/ Rebecca W. Rimel*                 Trustee                                        October 30, 2002
------------------------
Rebecca W. Rimel

/s/ Philip Saunders, Jr.*             Trustee                                        October 30, 2002
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Philip Saunders, Jr.

/s/ William N. Searcy*                Trustee                                        October 30, 2002
------------------------
William N. Searcy

/s/ Robert H. Wadsworth*              Trustee                                        October 30, 2002
------------------------
Robert H. Wadsworth


* By:  /s/ Bruce A. Rosenblum
       ----------------------
       Bruce A. Rosenblum
       Pursuant to Power of Attorney


                                  EXHIBIT INDEX


      EXHIBIT NO.                  DESCRIPTION


         (4)      Agreement and Plan of Reorganization.

        (12) Opinion and Consent of Morgan, Lewis & Bockius LLP supporting tax matters and consequences to shareholders.